FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	$ 265,371	$ 262,886
Other financial assets, current	14,530	12,728
Other non - financial assets, current	19,425	34,613
Trade and other accounts receivable, current	127,666	144,367
Accounts receivable from related entities, current	138	502
Tax current assets	15,623	8,674
Total current assets	442,753	463,770
Other financial assets, non-current	13,366	10,700
Other non - financial assets, non-current	11,909	12,197
Accounts receivable, non-current	4,526	3,985
Deferred tax assets	2,948	6,720
Total non-current assets	32,749	33,602
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	6,712	6,440
Other financial assets, current	3	4
Other non - financial assets, current	381	5,715
Trade and other accounts receivable, current	25,035	6,850
Tax current assets	186	322
Total current assets	32,317	19,331
Other non - financial assets, non-current	12	32
Total non-current assets	12	32
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	3,355	9,073
Other financial assets, current	24	4
Other non - financial assets, current	2,303	1,488
Trade and other accounts receivable, current	10,669	53
Tax current assets	669	47
Total current assets	17,020	10,665
Other financial assets, non-current	3,495	3,326
Other non - financial assets, non-current	8,082	6,924
Total non-current assets	11,577	10,250
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	17,591	9,759
Other financial assets, current	5,778	4,440
Other non - financial assets, current	3,341	20,074
Trade and other accounts receivable, current	31,258	47,392
Accounts receivable from related entities, current	31	19
Tax current assets	1,569	681
Total current assets	59,568	82,365
Other financial assets, non-current	69	62
Accounts receivable, non-current	4,526	3,985
Total non-current assets	4,595	4,047
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	8,415	4,745
Other financial assets, current	93	111
Other non - financial assets, current	544	121
Trade and other accounts receivable, current	176	455
Tax current assets	1,921	1,618
Total current assets	11,149	7,050
Other financial assets, non-current	1,344	231
Deferred tax assets	2,567	4,717
Total non-current assets	3,911	4,948
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	19,361	7,099
Other financial assets, current	2,483	1,720
Other non - financial assets, current	622	1,936
Trade and other accounts receivable, current	12,506	24,548
Tax current assets	68	70
Total current assets	35,040	35,373
Other financial assets, non-current	4,308	2,384
Total non-current assets	4,308	2,384
U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	168,139	195,264
Other financial assets, current	5,709	5,242
Other non - financial assets, current	4,369	1,106
Trade and other accounts receivable, current	9,584	43,418
Accounts receivable from related entities, current	107	483
Tax current assets	2	406
Total current assets	187,910	245,919
Other financial assets, non-current	2,050	2,524
Other non - financial assets, non-current	3,815	5,241
Deferred tax assets	20	10
Total non-current assets	5,885	7,775
Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Cash and cash equivalents	41,798	30,506
Other financial assets, current	440	1,207
Other non - financial assets, current	7,865	4,173
Trade and other accounts receivable, current	38,438	21,651
Tax current assets	908	1,080
Total current assets	99,749	63,067
Other financial assets, non-current	2,100	2,173
Other non - financial assets, non-current
Deferred tax assets	361	1,993
Total non-current assets	2,461	4,166
Peruvian sun
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency of balances of monetary items in current and non-current assets [Line Items]
Tax current assets	$ 10,300	$ 4,450